Partners' Equity (Details) - USD ($) $ / shares in Units, $ in Thousands			6 Months Ended
	Oct. 23, 2018	Jul. 20, 2015	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Partners' Equity:
Common unitholders - units issued			36,802,247		36,802,247
Common unitholders - units outstanding			36,802,247		36,802,247
General partner issued			35,526		35,526
General partner outstanding			35,526		35,526
Cash distributions to Common unitholders			$ 0	$ 0
General Partner [Member]
Partners' Equity:
Payments to general partner			$ 0	$ 0
Minimum Quarterly Distribution | Total Quarterly Distribution Target Amount
Partners' Equity:
Distribution per unit			$ 0.365
Sponsor [Member]
Partners' Equity:
Common unitholders - units issued			15,595,000
Series A Preferred Stock [Member]
Partners' Equity:
Issuance of units in public offering		3,000,000
Liquidation preference		$ 25.00
Proceeds from the offering		$ 72,300
Underwriting discount		2,400
Offering expenses		$ 300
Preferred units, issued			3,000,000		3,000,000
Preferred units, outstanding			3,000,000		3,000,000
Fixed payment rate per annum		9.00%	9.00%
Preferred units redeemed			0
Redemption price			$ 25.00
Series A Preferred Stock [Member] | Distribution From November 12, 2023, to February 11, 2024
Partners' Equity:
Distribution made to limited partner, distributions paid per unit			$ 0.5625
Distribution Made To Limited Partner And General Partner Announcement Date			Jan. 19, 2024
Distribution Made To Limited And General Partner Distribution Date			Feb. 12, 2024
Distribution Made To Limited And General Partner Date Record			Feb. 05, 2024
Series A Preferred Stock [Member] | Distribution From February 12, 2024, to May 11, 2024
Partners' Equity:
Distribution made to limited partner, distributions paid per unit			$ 0.5625
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 19, 2024
Distribution Made To Limited And General Partner Distribution Date			May 13, 2024
Distribution Made To Limited And General Partner Date Record			May 06, 2024
Series B Preferred Stock [Member]
Partners' Equity:
Issuance of units in public offering	2,200,000
Liquidation preference	$ 25.00
Proceeds from the offering	$ 53,000
Offering expenses	$ 2,000
Preferred units, issued			2,200,000		2,200,000
Preferred units, outstanding			2,200,000		2,200,000
Series B Preferred Stock [Member] | From November 2023
Partners' Equity:
Preferred Stock Dividend Basis Spread On Variable Rate			5.593%
Series B Preferred Stock [Member] | Any Time On Or After November 2023 [Member]
Partners' Equity:
Redemption price			$ 25.00
Series B Preferred Stock [Member] | Distribution From November 22, 2023, to February 21, 2024
Partners' Equity:
Distribution made to limited partner, distributions paid per unit			$ 0.71764025
Distribution Made To Limited Partner And General Partner Announcement Date			Jan. 31, 2024
Distribution Made To Limited And General Partner Distribution Date			Feb. 22, 2024
Distribution Made To Limited And General Partner Date Record			Feb. 14, 2024
Series B Preferred Stock [Member] | Distribution From February 22, 2024, to May 21, 2024
Partners' Equity:
Distribution made to limited partner, distributions paid per unit			$ 0.698533750
Distribution Made To Limited Partner And General Partner Announcement Date			Apr. 29, 2024
Distribution Made To Limited And General Partner Distribution Date			May 22, 2024
Distribution Made To Limited And General Partner Date Record			May 15, 2024
Series B Preferred Stock [Member] | Distribution From And Issue Date To But Excluding November 2023
Partners' Equity:
Fixed payment rate per annum			8.75%